Recent Accounting Pronouncements (Q2)	6 Months Ended
Jun. 30, 2018
RECENT ACCOUNTING PRONOUNCEMENTS [Abstract]
Recent Accounting Pronouncements
(2)	Recent Accounting Pronouncements

In January 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-01, Financial Instruments - Overall, Subtopic 825-10 (“ASU 2016-01”) to address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The fair value measurement based on an exit price assumes that an asset or liability is exchanged in an orderly transaction between market participants to sell the asset or transfer the liability at the measurement date under current market conditions.  A fair value measurement assumes that the transaction to sell the asset or transfer the liability takes place either: (a) in the principal market for the asset or liability, or (2) in the absence of a principal market, in the most advantageous market for the asset or liability.  The company has adopted the standard and applied the guidance by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the 2018 fiscal year. The amendments related to equity securities without readily determinable fair values were applied prospectively to equity investments that existed as of January 1, 2018.  The Company is now reporting unrealized gains and losses of its marketable equity securities in income as compared to the previous method of reporting through other comprehensive income.  The nonmarketable equity securities that do not have readily determinable values were previously recorded at cost.  Following implementation, these securities, primarily Federal Home Loan Bank, or FHLB, stock, are recorded at cost less any impairment, plus or minus any observable changes in price resulting from transactions for similar or identical investments of the same issuer.  The unrealized loss on equity securities in accumulated other comprehensive income in the amount of $443,000 was reclassified to retained earnings on January 1, 2018.

In August 2015, the FASB deferred the effective date of ASU 2014-09, Revenue from Contracts with Customers, Topic 606 (“ASU 2014-09”). The new standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies need to use more judgment and make more estimates than under existing guidance. This analysis may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. As a result of the deferral, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. The amendments can be applied retrospectively to each prior reporting period or retrospectively with the cumulative effect of initially applying this new guidance recognized at the date of initial application. The Company adopted this standard in 2018 using the full retrospective approach.  The majority of the Company’s revenues are generated from financial instruments which are not within the scope of this standard.  Management has evaluated the impact for its various other revenue streams including the following:  deposit account fees and service charges; other fees such as wire services and check cashing services; ATM surcharges; card related fees; and gains and losses from sales of foreclosed properties and fixed assets.  This evaluation led management to conclude that this standard does not materially impact its financial statements.  Additionally, based on underlying contracts, this standard requires the Company to report costs associated with debit card and ATM transactions netted against the related fees from such transactions. Previously, such costs were reported as check card expenses. For the three and six months ended June 30, 2018, gross interchange fees totaled $131,000 and $252,000, respectively, and related costs totaled $79,000 and $154,000, respectively. In the accompanying Condensed Consolidated Statements of Operations for the three and six months ended June 30, 2018, we reported on a net basis $52,000 and $98,000, respectively, as interchange fee income. For the three and six months ended June 30, 2017, gross interchange fees totaled $124,000 and $243,000, respectively, and related costs totaled $82,000 and $180,000, respectively. In the accompanying Condensed Consolidated Statements of Operations for the three and six months ended June 30, 2017, we reported on a net basis $42,000 and $63,000, respectively, as interchange fee income.

In February 2016, the FASB issued ASU 2016-02, Leases, which amended the Leases topic of the Accounting Standards Codification to revise certain aspects of recognition, measurement, presentation, and disclosure of leasing transactions. The amendments will be effective for fiscal years beginning after December 15, 2018, includ-ing interim periods within those fiscal years. The Company is currently evaluating the effect that implementation of the new standard will have on its financial position, results of operations, and cash flows.  Currently the Company has several multi-year property leases for which reporting will be impacted by this standard.  At the end of 2017, four of our locations have operating leases that expire in 2019 with aggregate payments totaling $157,000.  If the new standard were in effect, an asset and a liability for the present value of payments would be recognized.  Similarly, other property leases expire in 2020 and 2021 that have payments totaling $126,000 and $159,000, respectively.

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments. The new standard introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale (AFS) debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2016-13 is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2019. Early adoption is permitted beginning after December 15, 2018. The Company is currently evaluating the effect that implementation of the new standard will have on its financial position, results of operations, and cash flows.  The Company has formed a management committee including those responsible for credit analysis and review, accounting and finance, information technology and lending to develop an understanding of the requirements and plan implementation.  The Company is adopting a software model for the ALLL model that has add-on functionality for compliance with the new standard.

Other accounting standards that have been issued by the FASB or other standards-setting bodies are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.